Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 690,881	$ 6,576,232	$ 1,039,569	$ 6,576,232	$ 20,815,955
Cost of sales	414,681	7,811,302	1,075,619	7,811,302	24,586,068
Gross loss	276,200	(1,235,070)	(36,050)	(1,235,070)	(3,770,113)
Operating expenses:
Operating expenses	1,574,560	2,177,269	5,010,244	3,724,134	7,010,223		2,987,852
General and administrative expenses	913,028	6,487,895	4,883,111	10,270,680	22,385,312		18,186,056
Severance expense		13,200,000	(14,516)	13,200,000	19,162,500
Professional fees	3,544,729	11,277,307	6,178,735	11,853,942	15,559,033
Total operating expenses	6,032,317	33,142,471	16,057,574	39,048,756	64,117,068		21,173,908
Loss from operations	(5,756,117)	(34,377,541)	(16,093,624)	(40,283,826)	(67,887,181)		(21,173,908)
Other income (expense)
Change in the fair value of note payable	(188,371)	4,797,980	(331,229)	4,797,980	4,567,951
Change in the fair value of loans payable related party					(514,709)
Change in fair value of warrants	(1,747,324)	206,166,000	(6,311,824)	206,166,000	209,916,200
Loss on issuance of debt				(138,000)	(138,000)
Loss on issuance of debt to related party		(40,531,000)		(40,531,000)	(40,531,000)
ELOC commitment fees		(7,400,000)		(7,400,000)	(7,400,000)
Unrealized loss on derivative asset		(16,058,628)		(16,058,628)	(16,156,071)
Realized gain on derivative asset					1,316,827
Interest expense, net	(6,549,595)	(2,067,970)	(9,633,164)	(3,566,870)	(9,155,274)		(2,930,889)
Other income (expense), net	108,389	(260,732)	424,407	(322,748)	(13,975)
Total other income (expense)	(8,376,901)	144,645,650	(15,851,810)	143,084,734	141,891,949		(2,930,889)
Net income (loss)	$ (14,133,018)	$ 110,268,109	$ (31,945,434)	$ 102,800,908	$ 74,004,768		$ (24,104,797)
Income (loss) per common share, basic	$ (0.04)	$ 0.83	$ (0.11)	$ 0.84	$ 0.52	[1]		[1]
Income (loss) per common share, diluted	$ (0.04)	$ 0.83	$ (0.11)	$ 0.84	$ 0.52	[1]		[1]
Weighted average number of common shares outstanding, basic	353,177,339	133,638,081	297,418,437	121,740,904	142,298,067	[1]		[1]
Weighted average number of common shares outstanding, diluted	353,177,339	133,638,081	297,418,437	121,740,904	142,298,067	[1]		[1]

[1]	The historical common equity structure was in the form of membership percentages, and no shares were issued. As such, reporting periods prior to the year ended December 31, 2025 will not present share or per share data.